ACCRUED LIABILITIES AND OTHER PAYABLES	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 11 – ACCRUED LIABILITIES AND OTHER PAYABLES

At March 31, 2018 and December 31, 2017, accrued liabilities and other payables consisted of the following:

	March 31, 2018	December 31, 2017
Accrued professional fees	$211,262	$82,913
Accrued dues and subscriptions	25,000	—
Accrued payroll liability	7,036	6,767
Other	59,202	34,384
	$302,500	$124,064

NOTE 11 – ACCRUED LIABILITIES AND OTHER PAYABLES

At December 31, 2017 and 2016, accrued liabilities and other payables consisted of the following:

	December 31, 2017	December 31, 2016
Accrued interest	$138,110	$—
Accrued professional fees	82,913	14,080
Other	41,151	8,254
	$262,174	$22,334